Intangible Assets	12 Months Ended
Dec. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

8. Intangible Assets

A summary of the activity and balances in intangible assets is as follows:

	Balance at January 2, 2011	Additions	Adjustments (a)	Other (b)	Balance at January 1, 2012
Gross Intangible Assets
Indefinite-lived trade names	$—	$182,937	$—	$—	$182,937
Indefinite-lived liquor licenses	724	247	—	—	971
Finite-lived trade names	35,700	—	(35,700)	—	—
Finite-lived capitalized software	4,398	22	(4,369)	(51)	—
Finite-lived leasehold interests	2,200	5,429	—	399	8,028

Total intangible assets	$43,022	$188,635	$(40,069)	$348	$191,936

Accumulated Amortization
Finite-lived trade names	$(5,816)	$(29,884)	$35,700	$—	$—
Finite-lived capitalized software	(2,080)	(2,318)	4,369	29	—
Finite-lived leasehold interests	(872)	(469)	—	(172)	(1,513)

Total accumulated amortization	$(8,768)	$(32,671)	$40,069	$(143)	$(1,513)

	Balance at January 1, 2012	Additions	Other(c)	Balance at December 30, 2012
Gross Intangible Assets
Indefinite-lived trade names	$182,937	$—	$—	$182,937
Indefinite-lived liquor licenses	971	1,070	(5)	2,036
Finite-lived trade names	—	1,800	—	1,800
Finite-lived leasehold interests	8,028	4,546	—	12,574

Total intangible assets	$191,936	$7,416	$(5)	$199,347

Accumulated Amortization
Finite-lived trade names	$—	$(105)	$—	$(105)
Finite-lived leasehold interests	(1,513)	(957)	—	(2,470)

Total accumulated amortization	$(1,513)	$(1,062)	$—	$(2,575)

a)	In connection with the Henry’s Transaction, the Henry’s stores were rebranded as Sprouts Farmers Market. The estimated useful lives related to the Henry’s trade names and capitalized software were reevaluated and it was determined that amortization of these assets should be accelerated over their estimated remaining useful lives through January 1, 2012. The accelerated amortization was recorded in the statements of operations as Amortization of Henry’s trade names and capitalized software and reflected in the additions column of this table. The net book values of these assets were zero as of January 1, 2012 which were written off and are reflected in the adjustment column in this table.
b)	Certain assets and liabilities were distributed to S&F through equity, see Note 4, “Business Combinations” for more detail.
c)	The Company sold two liquor licenses obtained in the Sunflower Transaction.

Amortization expense was $3.9 million, $32.7 million and $1.1 million for 2010, 2011 and 2012, respectively.

Amortization expense for 2011 includes $32.2 million of amortization expense for the amortization of the Henry’s trade name and capitalized software including acceleration.

Future amortization associated with the net carrying amount of finite-lived intangible assets is estimated to be as follows:

2013	$1,292
2014	1,292
2015	1,292
2016	1,044
2017	967
Thereafter	5,912

Total amortization	$11,799

The weighted-average amortization period of leasehold interests acquired total 12.3 years. The amortization period of the finite-lived trade name is 9.5 years.